Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the MDCC views the link between our performance and our NEOs’ pay. The MDCC did not consider the pay versus performance disclosure below in making its pay decisions. For a complete discussion of how the Company views its executive compensation structure, including alignment with Company performance and how pay was determined, see the Compensation Discussion and Analysis beginning on page 27.
In accordance with SEC rules, the following table sets forth information concerning compensation actually paid (“CAP”), Total Stockholder Return (“TSR”), Net Income, and Adjusted EBITDA. These disclosures and the calculation of CAP are required by the SEC’s rules. Neither CAP nor the amount reported in the Summary Compensation Table (“SCT”) reflect the amount of compensation actually paid, earned or received during the applicable year. Per SEC rules, CAP was calculated by adjusting SCT Total values for the applicable year as described in the footnotes to the following table.

FISCAL YEAR (1)	SCT TOTAL FOR MR. PIKE (2)	SCT TOTAL FOR MR. NEUPERT (2)	SCT TOTAL FOR MR. THAKRAL (2)	CAP TO MR. PIKE (3)	CAP TO MR. NEUPERT (3)	CAP TO MR. THAKRAL (3)	AVERAGE SCT TOTAL FOR NON-PEO NEOS (2)	AVERAGE CAP TO NON-PEO NEOS (3)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON: (4)		NET INCOME (LOSS) ($ MILLIONS) (5)	ADJUSTED EBITDA ($ MILLIONS) (6)
									COMPANY TSR	PEER GROUP TSR

2025	$7,984,877	$1,145,261	$11,584,483	$3,294,366	$2,896,506	$31,937,826	$1,648,831	$1,968,600	$50.72	$120.57	($989)	$190

2024	$1,713,906	n/a	n/a	($14,710,510)	n/a	n/a	$1,339,389	($481,635)	$54.84	$106.91	($329)	$203

2023	$26,320,395	n/a	n/a	$34,238,046	n/a	n/a	$3,154,484	$3,349,885	$102.62	$103.98	($25)	$246

(1)
Thomas Pike was our CEO from 2023 through May 13, 2025. Peter Neupert served as interim CEO from May 13, 2025 to August 4, 2025. Mr. Thakral was appointed our CEO on August 4, 2025. The other NEOs included for 2023, 2024, and 2025 are Jill McConnell and Mark Morais.

(2)
These amounts reflect (i) the total compensation reported in the SCT for the applicable year in the case of our CEO; and (ii) the average of the total compensation reported in the SCT for the applicable year for our Other NEOs. See the footnotes to the SCT for further detail regarding the amounts in this column.

(3)
Amounts reported in these columns represent CAP; adjustments were made to the amounts reported in the SCT for the applicable year. A reconciliation of the adjustments for our CEO and for the average of the Other NEOs is set forth in the following tables, which describe the adjustments, each of which is prescribed by the SEC rule to calculate the CAP amounts from SCT amounts.

NEO	FISCAL YEAR	SCT TOTAL	MINUS STOCK AWARD VALUE & OPTION AWARD VALUE REPORTED IN SCT FOR THE COVERED YEAR	PLUS YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED DURING THE COVERED YEAR THAT REMAIN OUTSTANDING AND UNVESTED AS OF LAST DAY OF THE COVERED YEAR	PLUS YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE LAST DAY OF THE COVERED YEAR OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS	FAIR VALUE AT VESTING OF OPTION AWARDS AND STOCK AWARDS GRANTED IN FISCAL YEAR THAT VESTED DURING FISCAL YEAR	PLUS YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE VESTING DATE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING THE COVERED YEAR	MINUS FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE COVERED YEAR	PLUS VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTRAL COMPENSATION FOR THE COVERED YEAR	CAP

Thakral	2025	$11,584,483	($10,479,169)	$30,832,512	—	—	—	—	—	$31,937,826

Neupert	2025	$1,145,261	($710,000)	$2,562,246	—	—	($101,001)	—	—	$2,896,506

Pike	2025	$7,984,877	—	—	—	$628,204	($5,318,715)	—	—	$3,294,366

Pike	2024	$1,713,906	($594,000)	—	($11,498,710)	—	($4,331,706)	—	—	($14,710,510)

Pike	2023	$26,320,395	($24,128,640)	$32,021,869	—	—	—	—	$24,422	$34,238,046

Average NEO	2025	$1,648,831	($833,558)	$1,455,866	($33,903)	$83,224	($351,860)	—	—	$1,968,600

Average NEO	2024	$1,339,389	($819,671)	$247,672	($1,028,236)	—	($220,789)	—	—	($481,635)

Average NEO	2023	$3,154,484	($2,420,555)	$2,670,583	($52,524)	—	($9,173)	—	$7,070	$3,349,885

The fair value of options was determined by using the Black-Scholes option pricing method. The fair value of the PSUs was determined by using a Monte Carlo simulation pricing model and the probable outcome of the performance vesting conditions as of each measurement date and Company actual performance payouts for each completed performance period for the respective fiscal year. The fair value of the restricted stock was determined using the stock price on the appropriate measurement date.

(4)
The comparison assumes $100 was invested in the Company and in the S&P 1500 Healthcare Index, respectively, for the period starting July 1, 2023, the effective date of the registration of FTRE Common Stock, through the end of 2025. Historical stock performance is not necessarily indicative of future stock performance. All dollar values assume reinvestment of all dividends, where applicable.

(5)
“Net income” is equivalent to “Net earnings” as reported in the Company’s financial statements in its Annual Report on Form
10-K
for fiscal year ended December 31, 2025 filed with the SEC. Figures provided for 2023 net income have been restated to reflect amended and restated disclosures due to a restatement identified in connection with the preparation of our financial statements for the quarter ended March 31, 2024, which identified errors impacting previously reported financial information, including to periods prior to the Spin (the “restatement”).

(6)
SEC rules require us to designate a “company-selected measure” that in our assessment represents the most important financial performance measure (other than total stockholder return, stock price, or net income) used by the Company to link the CAP of our NEOs, for the most recently completed fiscal year, to our performance. We selected Adjusted EBITDA as this measure for 2025, as reflected in the table above. Adjusted EBITDA is a non-GAAP
measure. See the reconciliation of Adjusted EBITDA on Appendix A attached to this proxy statement. We may determine a different financial performance measure to be the most important financial performance measure in future years. Figures provided for 2023 reflect amended and restated disclosures due to the restatement.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	These amounts reflect (i) the total compensation reported in the SCT for the applicable year in the case of our CEO; and (ii) the average of the total compensation reported in the SCT for the applicable year for our Other NEOs. See the footnotes to the SCT for further detail regarding the amounts in this column.
Peer Group Issuers, Footnote	The comparison assumes $100 was invested in the Company and in the S&P 1500 Healthcare Index, respectively, for the period starting July 1, 2023, the effective date of the registration of FTRE Common Stock, through the end of 2025. Historical stock performance is not necessarily indicative of future stock performance. All dollar values assume reinvestment of all dividends, where applicable.
Adjustment To PEO Compensation, Footnote
(3)
Amounts reported in these columns represent CAP; adjustments were made to the amounts reported in the SCT for the applicable year. A reconciliation of the adjustments for our CEO and for the average of the Other NEOs is set forth in the following tables, which describe the adjustments, each of which is prescribed by the SEC rule to calculate the CAP amounts from SCT amounts.

NEO	FISCAL YEAR	SCT TOTAL	MINUS STOCK AWARD VALUE & OPTION AWARD VALUE REPORTED IN SCT FOR THE COVERED YEAR	PLUS YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED DURING THE COVERED YEAR THAT REMAIN OUTSTANDING AND UNVESTED AS OF LAST DAY OF THE COVERED YEAR	PLUS YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE LAST DAY OF THE COVERED YEAR OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS	FAIR VALUE AT VESTING OF OPTION AWARDS AND STOCK AWARDS GRANTED IN FISCAL YEAR THAT VESTED DURING FISCAL YEAR	PLUS YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE VESTING DATE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING THE COVERED YEAR	MINUS FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE COVERED YEAR	PLUS VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTRAL COMPENSATION FOR THE COVERED YEAR	CAP

Thakral	2025	$11,584,483	($10,479,169)	$30,832,512	—	—	—	—	—	$31,937,826

Neupert	2025	$1,145,261	($710,000)	$2,562,246	—	—	($101,001)	—	—	$2,896,506

Pike	2025	$7,984,877	—	—	—	$628,204	($5,318,715)	—	—	$3,294,366

Pike	2024	$1,713,906	($594,000)	—	($11,498,710)	—	($4,331,706)	—	—	($14,710,510)

Pike	2023	$26,320,395	($24,128,640)	$32,021,869	—	—	—	—	$24,422	$34,238,046

Average NEO	2025	$1,648,831	($833,558)	$1,455,866	($33,903)	$83,224	($351,860)	—	—	$1,968,600

Average NEO	2024	$1,339,389	($819,671)	$247,672	($1,028,236)	—	($220,789)	—	—	($481,635)

Average NEO	2023	$3,154,484	($2,420,555)	$2,670,583	($52,524)	—	($9,173)	—	$7,070	$3,349,885

Non-PEO NEO Average Total Compensation Amount	$ 1,648,831	$ 1,339,389	$ 3,154,484
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,968,600	(481,635)	3,349,885
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Amounts reported in these columns represent CAP; adjustments were made to the amounts reported in the SCT for the applicable year. A reconciliation of the adjustments for our CEO and for the average of the Other NEOs is set forth in the following tables, which describe the adjustments, each of which is prescribed by the SEC rule to calculate the CAP amounts from SCT amounts.

NEO	FISCAL YEAR	SCT TOTAL	MINUS STOCK AWARD VALUE & OPTION AWARD VALUE REPORTED IN SCT FOR THE COVERED YEAR	PLUS YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED DURING THE COVERED YEAR THAT REMAIN OUTSTANDING AND UNVESTED AS OF LAST DAY OF THE COVERED YEAR	PLUS YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE LAST DAY OF THE COVERED YEAR OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS	FAIR VALUE AT VESTING OF OPTION AWARDS AND STOCK AWARDS GRANTED IN FISCAL YEAR THAT VESTED DURING FISCAL YEAR	PLUS YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE VESTING DATE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING THE COVERED YEAR	MINUS FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE COVERED YEAR	PLUS VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTRAL COMPENSATION FOR THE COVERED YEAR	CAP

Thakral	2025	$11,584,483	($10,479,169)	$30,832,512	—	—	—	—	—	$31,937,826

Neupert	2025	$1,145,261	($710,000)	$2,562,246	—	—	($101,001)	—	—	$2,896,506

Pike	2025	$7,984,877	—	—	—	$628,204	($5,318,715)	—	—	$3,294,366

Pike	2024	$1,713,906	($594,000)	—	($11,498,710)	—	($4,331,706)	—	—	($14,710,510)

Pike	2023	$26,320,395	($24,128,640)	$32,021,869	—	—	—	—	$24,422	$34,238,046

Average NEO	2025	$1,648,831	($833,558)	$1,455,866	($33,903)	$83,224	($351,860)	—	—	$1,968,600

Average NEO	2024	$1,339,389	($819,671)	$247,672	($1,028,236)	—	($220,789)	—	—	($481,635)

Average NEO	2023	$3,154,484	($2,420,555)	$2,670,583	($52,524)	—	($9,173)	—	$7,070	$3,349,885

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
For fiscal year 2025, the financial performance measures used in setting pay-for-performance
compensation for the most recently completed fiscal year were Adjusted EBITDA and Net New Business in the Fortrea Bonus Plan, and Revenue, Adjusted EBITDA Margin, and a relative TSR modifier in the 2025 PSUs. The manner in which these measures, together with certain non-financial
performance measures, determined the amounts of incentive compensation paid to our NEOs is described above in the CD&A section. These financial measures will continue to be utilized in 2026 to evaluate the company’s performance and establishing pay-for-performance
alignment. We believe these measures provide a strong link between compensation actually paid to our NEOs and our performance. For fiscal year 2025, performance for the first of three performance tranches of the 2025 PSUs was below the minimum threshold for Adjusted EBITDA margin, and between threshold and target for Revenue. The relative TSR modifier will not impact the payout until the completion of the three-year performance period, when all performance criteria will be officially scored and vesting will occur of the PSUs.
For 2025, the following list represented the most important financial performance measures used by Fortrea to link Compensation Actually Paid with our financial performance:

•	Adjusted EBITDA

•	Net New Business

•	Revenue

•	Adjusted EBITDA Margin

•	Relative TSR

Total Shareholder Return Amount	$ 50.72	54.84	102.62
Peer Group Total Shareholder Return Amount	120.57	106.91	103.98
Net Income (Loss)	$ (989,000,000)	$ (329,000,000)	$ (25,000,000)
Company Selected Measure Amount	190,000,000	203,000,000	246,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	SEC rules require us to designate a “company-selected measure” that in our assessment represents the most important financial performance measure (other than total stockholder return, stock price, or net income) used by the Company to link the CAP of our NEOs, for the most recently completed fiscal year, to our performance. We selected Adjusted EBITDA as this measure for 2025, as reflected in the table above. Adjusted EBITDA is a non-GAAP
	measure. See the reconciliation of Adjusted EBITDA on Appendix A attached to this proxy statement. We may determine a different financial performance measure to be the most important financial performance measure in future years. Figures provided for 2023 reflect amended and restated disclosures due to the restatement.
Measure:: 2
Pay vs Performance Disclosure
Name	Net New Business
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
Thomas Pike [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,984,877	$ 1,713,906	$ 26,320,395
PEO Actually Paid Compensation Amount	$ 3,294,366	(14,710,510)	34,238,046
PEO Name	Thomas Pike
Peter Neupert [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,145,261
PEO Actually Paid Compensation Amount	$ 2,896,506
PEO Name	Peter Neupert
Thakral [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,584,483
PEO Actually Paid Compensation Amount	$ 31,937,826
PEO Name	Mr. Thakral
PEO | Thomas Pike [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			32,021,869
PEO | Thomas Pike [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(11,498,710)
PEO | Thomas Pike [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 628,204
PEO | Thomas Pike [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,318,715)	(4,331,706)
PEO | Thomas Pike [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			24,422
PEO | Thomas Pike [Member] | Stock Award Value Option Award Value Reported In SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(594,000)	(24,128,640)
PEO | Peter Neupert [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,562,246
PEO | Peter Neupert [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(101,001)
PEO | Peter Neupert [Member] | Stock Award Value Option Award Value Reported In SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(710,000)
PEO | Thakral [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,832,512
PEO | Thakral [Member] | Stock Award Value Option Award Value Reported In SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,479,169)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,455,866	247,672	2,670,583
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(33,903)	(1,028,236)	(52,524)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	83,224
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(351,860)	(220,789)	(9,173)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,070
Non-PEO NEO | Stock Award Value Option Award Value Reported In SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (833,558)	$ (819,671)	$ (2,420,555)